Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Net Income (Loss) Before Income Taxes
The Group had minimal operations in jurisdictions other than the PRC. Net (loss) income before income taxes consists of:

	2018		2017	2016
	RMB	US$	RMB	RMB
Cayman Islands	(949)	(138)	(2,406)	(1,352)
British Virgin Islands	(7)	(1)	(5)	(5)
PRC	(17,598)	(2,559)	(42,784)	(47,796)
U.S.A	-	-	-	(13)
	(18,554)	(2,698)	(45,195)	(49,166)

Schedule of Income Tax Benefit (Expense)
Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2016	-	(5,317)	(5,317)

Year ended December 31, 2017	-	(808)	(808)

Year ended December 31, 2018	(2)	(3,616)	(3,618)
Year ended December 31, 2018 (US$)	-	(526)	(526)

Schedule of Reconciliation of Income Tax Benefit Rate
Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 25%, 15%, 15% (the statutory tax rate of the Company’s principal subsidiary) for the year ended December 31, 2018, 2017 and 2016 for the following reasons:

	2018		2017	2016
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(18,554)	(2,699)	(45,195)	(49,166)

Computed “expected” tax expense	(218)	(32)	(218)	(218)
Non-taxable income	131	19	131	131
Tax holiday	87	13	87	87
Tax effect of deferred tax and tax rates differential	(3,618)	(526)	(808)	(5,317)

Actual income tax benefit (expense)	(3,618)	(526)	(808)	(5,317)

Schedule of Deferred Tax Assets (Liabilities)
Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2018 and 2017 are presented below.

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Current
Accounts receivable	277	40	370
Other receivables	-	-	-
Inventory impairment	918	134	918
Estimated Loss due to Product Warranty	-	-	-
	1,195	174	1,288
Non-current
Property, plant and equipment, principally due to differences in depreciation	634	92	775
Construction in progress, principally due to capitalized interest	(2,208)	(320)	(2,432)
Lease prepayments, principally due to differences in charges	(320)	(47)	(331)
Allowance for advanced to supplier-long term	16	2	16
Net loss carryforward	2,493	362	6,110
	615	89	4,138
Net deferred income tax assets	1,810	263	5,426